Commitments	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

17. COMMITMENTS

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $5,557 as of December 31, 2022. These commitments are primarily related to the acquisition of CheerCar, CheerReal, and a VR platform.